Cash and cash equivalents - Schedule of Cash And Cash Equivalents (Detail) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 NZD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 HKD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2021 NZD ($)
RMB
Cash and cash equivalents	¥ 162,855	$ 25,690				¥ 292,237
Cash Equivalents [Member]
RMB
Cash and cash equivalents | ¥	162,855					292,237
CNY [Member] | Cash [Member]
RMB
Cash and cash equivalents | ¥	47,321					121,670
CNY [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents | ¥	¥ 47,321					¥ 121,670
Hong Kong dollars [Member] | Cash [Member]
RMB
Cash and cash equivalents			$ 39					$ 25
Hong Kong dollars [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents			$ 31					$ 21
USD [Member] | Cash [Member]
RMB
Cash and cash equivalents		18,133					$ 25,947
USD [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents		$ 115,110					$ 170,508
EUR [Member] | Cash [Member]
RMB
Cash and cash equivalents | €				€ 55					€ 5
EUR [Member] | Cash Equivalents [Member]
RMB
Cash and cash equivalents | €				€ 392					€ 38
NZD | Cash [Member]
RMB
Cash and cash equivalents					$ 0					$ 0
NZD | Cash Equivalents [Member]
RMB
Cash and cash equivalents					$ 1					$ 0